Shareholders' Equity (Information About Nonvested Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options
Beginning balance	410,508
Granted	464,335	296,000	75,000
Vested	(78,462)
Forfeited	(106,452)
Ending balance	689,929	410,508
Weighted average grant- date fair value
Beginning balance	$ 1.48
Granted	1.64
Vested	1.51
Forfeited	1.75
Ending balance	$ 1.55	$ 1.48